Unaudited Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Jun. 30, 2022	$ 29,573	$ 29,111,863	$ 3,262,948	$ (13,232)	$ 5,678	$ 32,396,830
Beginning balance, shares at Jun. 30, 2022	29,572,382
Net loss			(4,182,376)	(2,805)		(4,185,181)
Stock-based compensation		137,882				137,882
Foreign currency translation adjustments					(111,475)	(111,475)
Ending balance, shares at Sep. 30, 2022	29,572,382
Ending balance, value at Sep. 30, 2022	$ 29,573	29,249,745	(919,428)	(16,037)	(105,797)	28,238,056
Beginning balance, value at Jun. 30, 2022	$ 29,573	29,111,863	3,262,948	(13,232)	5,678	32,396,830
Beginning balance, shares at Jun. 30, 2022	29,572,382
Net loss						(9,012,227)
Ending balance, shares at Mar. 31, 2023	29,572,382
Ending balance, value at Mar. 31, 2023	$ 29,573	29,499,585	(5,740,401)	(22,110)	(41,044)	23,725,603
Beginning balance, value at Jun. 30, 2022	$ 29,573	29,111,863	3,262,948	(13,232)	5,678	32,396,830
Beginning balance, shares at Jun. 30, 2022	29,572,382
Ending balance, shares at Jun. 30, 2023	29,710,939
Ending balance, value at Jun. 30, 2023	$ 29,712	29,624,520	(8,702,442)	(24,915)	(62,134)	20,864,741
Beginning balance, value at Sep. 30, 2022	$ 29,573	29,249,745	(919,428)	(16,037)	(105,797)	28,238,056
Beginning balance, shares at Sep. 30, 2022	29,572,382
Net loss			(3,290,439)	(2,835)		(3,293,274)
Stock-based compensation		132,266				132,266
Foreign currency translation adjustments					47,149	47,149
Ending balance, shares at Dec. 31, 2022	29,572,382
Ending balance, value at Dec. 31, 2022	$ 29,573	29,382,011	(4,209,867)	(18,872)	(58,648)	25,124,197
Net loss			(1,530,534)	(3,238)		(1,533,772)
Stock-based compensation		117,574				117,574
Foreign currency translation adjustments					17,604	17,604
Ending balance, shares at Mar. 31, 2023	29,572,382
Ending balance, value at Mar. 31, 2023	$ 29,573	29,499,585	(5,740,401)	(22,110)	(41,044)	23,725,603
Beginning balance, value at Jun. 30, 2023	$ 29,712	29,624,520	(8,702,442)	(24,915)	(62,134)	20,864,741
Beginning balance, shares at Jun. 30, 2023	29,710,939
Net loss			(1,286,515)	(2,836)		(1,289,351)
Stock-based compensation		117,882				117,882
Foreign currency translation adjustments					(707)	(707)
Ending balance, shares at Sep. 30, 2023	29,710,939
Ending balance, value at Sep. 30, 2023	$ 29,712	29,742,402	(9,988,957)	(27,751)	(62,841)	19,692,565
Beginning balance, value at Jun. 30, 2023	$ 29,712	29,624,520	(8,702,442)	(24,915)	(62,134)	20,864,741
Beginning balance, shares at Jun. 30, 2023	29,710,939
Net loss						(2,194,865)
Ending balance, shares at Mar. 31, 2024	29,818,232
Ending balance, value at Mar. 31, 2024	$ 29,819	30,013,997	(10,887,703)	(34,519)	(153,974)	18,967,620
Beginning balance, value at Sep. 30, 2023	$ 29,712	29,742,402	(9,988,957)	(27,751)	(62,841)	19,692,565
Beginning balance, shares at Sep. 30, 2023	29,710,939
Net loss			(1,914,828)	(3,155)		(1,917,983)
Stock-based compensation		141,245				141,245
Foreign currency translation adjustments					(160,255)	(160,255)
Ending balance, shares at Dec. 31, 2023	29,710,939
Ending balance, value at Dec. 31, 2023	$ 29,712	29,883,647	(11,903,785)	(30,906)	(223,096)	17,755,572
Net loss			1,016,082	(3,613)		1,012,469
Stock-based compensation		130,457				130,457
Foreign currency translation adjustments					69,122	69,122
Restricted shares issued for vested RSUs	$ 107	(107)
Ending balance, shares at Mar. 31, 2024	29,818,232
Restricted shares issued for vested RSUs, shares	107,293
Ending balance, value at Mar. 31, 2024	$ 29,819	$ 30,013,997	$ (10,887,703)	$ (34,519)	$ (153,974)	$ 18,967,620